Share-based compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares	Oct. 31, 2020 shares $ / shares
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	7,509	7,055	6,973
Options outstanding, weighted average exercise price | $ / shares	$ 100.07	$ 92.27	$ 86.02
Options outstanding, weighted average remaining contractual life (in years)	5 years 10 months 28 days
Options exercisable, number | shares	3,502	3,273
Options exercisable, weighted average exercise price | $ / shares	$ 87.15	$ 80.38
$48.22 – $74.39 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	890
Options outstanding, weighted average exercise price | $ / shares	$ 70.05
Options outstanding, weighted average remaining contractual life (in years)	2 years 3 months 21 days
Options exercisable, number | shares	890
Options exercisable, weighted average exercise price | $ / shares	$ 70.05
$78.28 – $90.23 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,409
Options outstanding, weighted average exercise price | $ / shares	$ 86.99
Options outstanding, weighted average remaining contractual life (in years)	3 years 6 months 14 days
Options exercisable, number | shares	1,409
Options exercisable, weighted average exercise price | $ / shares	$ 86.99
$96.55 – $102.33 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,743
Options outstanding, weighted average exercise price | $ / shares	$ 98.9
Options outstanding, weighted average remaining contractual life (in years)	5 years 2 months 8 days
Options exercisable, number | shares	1,203
Options exercisable, weighted average exercise price | $ / shares	$ 99.96
$104.70 – $106.00 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	2,299
Options outstanding, weighted average exercise price | $ / shares	$ 105.4
Options outstanding, weighted average remaining contractual life (in years)	7 years 7 months 28 days
$129.99 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,168
Options outstanding, weighted average exercise price | $ / shares	$ 129.99
Options outstanding, weighted average remaining contractual life (in years)	9 years 1 month 13 days